Submission	Mar. 27, 2026
Submission [Line Items]
Central Index Key	0002033807
Registrant Name	Franklin Crypto Trust
Registration File Number	333-281615
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Franklin Crypto Trust
Street 1	ONE FRANKLIN PARKWAY
City	SAN MATEO
State or Country Code	CA
Zip Code	94403
Reporting FY End Date	Dec. 31, 2025